[FRONT COVER]

THE BERGER FUNDS PROSPECTUS



/ /  [Wooded scene photo]








                                   BERGER MID CAP VALUE FUND
                                   (Capital Appreciation)






                                   JULY 7, 1998









-------------------------------------------------------------------------------
This prospectus gives you important information about the Fund. Please read it carefully before you invest in the Fund. Keep it for future reference.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Please remember that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other governmental agency. Investment in the Fund is subject to investment risk, including possible loss of principal.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC). Also, the SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

                                                   [Prospectus Cover Continued]


                         BERGER MID CAP VALUE FUND

                       SUPPLEMENT DATED JULY 7, 1998
                     TO PROSPECTUS DATED JULY 7, 1998

The Fund's distributor will solicit orders to purchase Fund shares during an initial offering period from July 7, 1998 to August 12, 1998 (the Subscription Period). Orders received during the Subscription Period will be accepted by the Fund and invested at the initial public offering price of $10 per share on August 12, 1998. Payments accompanying orders received during the Subscription Period will be held by the Fund's transfer agent uncashed and uninvested until that time.

Charles Schwab & Co., Inc. (Schwab) is also soliciting subscriptions of Fund shares during the Subscription Period pursuant to an agreement with Berger Distributors, Inc. (BDI), the Fund's distributor. The $10 per share purchase price for Fund shares ordered through Schwab will be paid from a Schwab customer's brokerage account on August 12, 1998. BDI will pay Schwab for its services a fee of one hundred thousand dollars or, if greater, an amount equal to a maximum of 0.50% of the total dollar amount of Fund shares sold through Schwab during the Subscription Period. All fees paid to Schwab under these arrangements will be paid solely by BDI out of its own resources and will have no effect on the Fund's fees or expenses.

Shares of the Fund will not be available to the public prior to the Fund's commencement of operations except through these special subscription offers. After the Subscription Period, Schwab will receive remuneration for recordkeeping and shareholder servicing of Fund shares purchased through Schwab.

Contents

FUND OVERVIEW
The Berger Funds are a family of mutual funds. A mutual fund -- technically known as an open-end, management investment company -- pools money from shareholders and invests in a portfolio of securities. This section introduces one of the funds in the Berger Fund family, the Berger Mid Cap Value Fund, and its goals, strategies, risks and management. You also will find expense information in this section.

Berger Mid Cap Value Fund                                             PAGE 4

INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS


Risk and investment table                                             PAGE 6
Risk and investment glossary                                          PAGE 9


INFORMATION ABOUT YOUR ACCOUNT


Buying shares                                                         PAGE 11
Selling (redeeming) shares                                            PAGE 12
Exchanging shares                                                     PAGE 13
Signature Guarantees/special documentation                            PAGE 14
Net asset value (NAV) -- your price                                   PAGE 15
Other information about your account                                  PAGE 15
Distributions and taxes                                               PAGE 16
Tax-sheltered retirement plans                                        PAGE 17


ORGANIZATION OF THE BERGER FUND FAMILY

Fund oversight                                                        PAGE 18
Fund operations and expenses                                          PAGE 18
Additional expense information                                        PAGE 18
Other service providers                                               PAGE 19

FUND OVERVIEW

The Berger Funds are "no-load" -- that is, you pay no sales load or commissions when you buy or sell Fund shares. Each of the Berger Funds has its own investment objective.

The Berger Funds ARE DESIGNED for those investors who:

- Have long-term investment goals and are willing to accept higher short-term risk for potential long-term returns
-    Want to diversify their portfolios with stock-oriented funds.

The Berger Funds ARE NOT DESIGNED for those investors who:

-    Have short-term investment goals or needs
- Are uncomfortable with investments that fluctuate in value like stock investments.

KEY TO ICONS
In this prospectus you will find concise descriptions about the Fund. Each description provides you with information about:

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
Describes the Fund's particular investment goals and the strategies the investment manager uses in pursuing those goals.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
Describes the types of securities in which the Fund primarily invests.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Describes your risks as an investor and risks associated with the Fund's primary investments.

[icon-profile of head with dotted lines emanating forward from eyes] INVESTMENT MANAGEMENT
Describes the individual or group designated to handle the Fund's day-to-day investment management.

[icon-two coins]
YOUR EXPENSES
Shows you what overall costs you will bear as an investor in the Fund.

BERGER MID CAP VALUE FUND
SEC REGISTRANT NAME/NUMBER:                  Morningstar Category: Mid-Cap Value
Berger Investment Portfolio Trust 811-8046   Lipper Category: Mid-Cap

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, the Fund invests primarily in mid-sized companies whose stock prices are believed to be undervalued because they have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, it also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund does not invest to provide current income, although some income may be produced while managing the Fund's portfolio.

The Fund's investment manager generally looks for companies with:

- A low price relative to their assets, earnings, cash flow or business franchise

-    Products and services that give them a competitive advantage

-    Quality balance sheets and strong management.


[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks of mid-sized companies, both domestic and foreign, and other securities with equity features, such as convertible securities, preferred stocks, warrants and rights. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization falls, at the time of initial purchase, within a range of $1 billion to the 12-month average of the maximum market capitalization for companies included in the Standard & Poor's Mid-Cap 400 Index. This average is updated monthly. The balance of the Fund may be invested in small or large companies, government securities or other short-term investments.


[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk, and intend to make an investment commitment over the long-term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's NAV may be more volatile than that of funds primarily invested in stocks of larger companies. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. However, the investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Thomas M. Perkins and Robert H. Perkins are the co-investment managers of the
Berger Mid Cap Value Fund.   Thomas Perkins has been an investment manager since
1974 and joined Perkins, Wolf, McDonnell & Company (PWM), the Fund's sub-advisor, as a portfolio manager in 1998. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Robert Perkins also serves as the investment manager of the Berger Small Cap Value Fund.


[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.


ANNUAL FUND OPERATING EXPENSES                  %
--------------------------------------------------
Investment advisory fee                        .75
12b-1 fee1                                     .25
Other expenses2                                .62
Total                                         1.62

1. As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (NASD).
2. "Other expenses" are based on estimated expenses for the Fund's first full year of operations and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:


YEARS                           $
---------------------------------
One                            17
Three                          52

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS
--------------------------------------------------------------------------------
RISK AND INVESTMENT TABLE
--------------------------------------------------------------------------------


                                                      BERGER MID CAP VALUE FUND
--------------------------------------------------------------------------------
DIVERSIFICATION                                                              -
--------------------------------------------------------------------------------
SMALLER COMPANY SECURITIES                                                  [Y]
MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
FOREIGN SECURITIES                                                            Y
MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL RISK
--------------------------------------------------------------------------------
SECTOR FOCUS                                                                [Y]
MARKET AND LIQUIDITY RISK
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES (1)                                                   Y
MARKET, INTEREST RATE AND CREDIT RISK
--------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)                                      Y
INTEREST RATE, MARKET AND CREDIT RISK
--------------------------------------------------------------------------------
BELOW INVESTMENT GRADE BONDS (NONCONVERTIBLE)                                N
CREDIT, INTEREST RATE AND MARKET RISK
--------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES                                   Y
MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES                                          15
MARKET, LIQUIDITY AND TRANSACTION RISK
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                        Y
CREDIT RISK
--------------------------------------------------------------------------------
SPECIAL SITUATIONS                                                          [Y]
MARKET AND INFORMATION RISK
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS (CONT'D)
--------------------------------------------------------------------------------



                                                       BERGER MID CAP VALUE FUND

--------------------------------------------------------------------------------
ZERO/STRIPS                                                               Y
INTEREST RATE, MARKET AND CREDIT RISK
--------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES                               5A
CREDIT AND OPPORTUNITY RISK
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES                                              Y
OPPORTUNITY RISK
--------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES                                            33-1/3A
CREDIT RISK
--------------------------------------------------------------------------------
BORROWING                                                                 25A-
LEVERAGE RISK
--------------------------------------------------------------------------------
PLEDGING ASSETS                                                           25A-
OPPORTUNITY RISK
--------------------------------------------------------------------------------
HEDGING STRATEGIES
--------------------------------------------------------------------------------
FINANCIAL FUTURES (2)                                                      5
HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE RISK
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS (2)                                     Y
HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND LEVERAGE RISK
--------------------------------------------------------------------------------
OPTIONS (2)                                                                5
(EXCHANGE-TRADED AND OVER-THE-COUNTER)
HEDGING, CREDIT, CORRELATION AND LEVERAGE RISK
--------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS (2)                                25A
(EXCHANGE-TRADED AND OVER-THE-COUNTER)
OPPORTUNITY, CREDIT AND LEVERAGE RISK
--------------------------------------------------------------------------------

BEFORE YOU INVEST . . .

 . . . in the Fund, make sure you understand the risks involved. There are two basic risks prevalent in all mutual funds primarily invested in common stocks:
"MARKET RISK" and "MANAGEMENT RISK." As a result of these risks, when you sell your shares, they may be worth less than when you purchased them and there can be no assurance that the Fund will achieve its goals.

The table on the opposite page is aimed at helping you further understand the risks of investing in the Fund by showing the primary risks associated with certain securities and investment techniques used by the Fund. A glossary follows this page.

You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.



KEY TO TABLE

Follow down the columns under the name of the Fund.  The boxes will tell you:

[Y] Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

Y         Yes, the security or technique is permitted by the Fund.

N         No, the security or technique is not permitted by the Fund.

- The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

5A Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

25A Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33 1/3A Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.





NOTES TO TABLE

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

--------------------------------------------------------------------------------
RISK AND INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE BONDS Bonds with ratings of BB (STANDARD & POOR'S) or Ba (MOODY'S) or below. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Also called "high-yield bonds" or "junk bonds."

BORROWING Borrowing money from a bank or other financial institution undertaken by the Fund only for temporary or emergency reasons.

COMMON STOCKS  Shares of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES Securities issued by companies which have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES Debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK This occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK Credit risk means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

CURRENCY RISK Currency risk happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION A diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's NAV. The Fund is a diversified fund.

FINANCIAL FUTURES Exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

FOREIGN SECURITIES Securities issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS Privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

HEDGING RISK Hedging risk comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

INFORMATION RISK Information risk means that information about a security or issuer might not be available, complete, accurate or comparable.

INTEREST RATE RISK The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zeros/strips are subject to greater interest rate risk.

INVESTMENT GRADE BONDS Bonds with ratings of BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above.

LENDING PORTFOLIO SECURITIES The Fund lends securities to qualified financial institutions in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK Risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK Risk that occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

--------------------------------------------------------------------------------
                                                                 . . . CONTINUED
--------------------------------------------------------------------------------

MANAGEMENT RISK This risk exists in all mutual funds and means that the Fund's portfolio management practices might not work to achieve a desired result.

MARKET CAPITALIZATION The total current market value of a company's outstanding common stock.

MARKET RISK Risk exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS Contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settled in cash.

PLEDGING ASSETS Transferring securities to a lender or creditor as collateral for an obligation.

POLITICAL RISK Risk that comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

REPURCHASE AGREEMENTS The Fund uses repurchase agreements (repos) to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated time--usually the next day. The Fund enters into only fully collateralized repos.

SECTOR FOCUS When a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALLER COMPANY SECURITIES Securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. The range targeted by the Fund is described above under the heading "What the Fund Invests In." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS Companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES When the Fund's investment manager believes market conditions warrant a temporary defensive position, the Fund may increase its investment in government securities and other short-term interest-bearing securities without regard to the Fund's otherwise applicable investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK This means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES Securities bought in advance of their actual issue or delivery.

WRITING (SELLING) COVERED CALL OPTIONS Selling a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund writes call options only if they already own the security (if it is "covered").

ZERO/STRIPS A zero is a debt security which does not make regular interest payments, but rather is sold at a discount from face value. A strip is a debt security which is stripped of its interest coupon after issuance, but is otherwise comparable to a zero.

INFORMATION ABOUT YOUR ACCOUNT

BUYING SHARES
                              [SIDEBAR BOX]
                              SEND NEW ACCOUNT APPLICATIONS TO
                              The Berger Funds
                              c/o DST Systems, Inc.
                              P.O. Box 419958
                              Kansas City, MO 64141

                              OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL
                              ONLY
                              The Berger Funds
                              c/o DST Systems, Inc.
                              330 West 9th Street, 1st Floor
                              Kansas City, MO 64105


                              [SIDEBAR TABLE]

                              Minimums:
                              Initial investment                    $2,000
                              Subsequent investments                   $50
                              Automatic investment plan                $50
BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to The Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call 1.800.551.5849 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you already have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at www.bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares each month, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account monthly.

     See details on the application.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS, or it will not be accepted.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Telephone and online purchase orders may not exceed four times the value of an account on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.

     Orders not paid for on time will be canceled and shares redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive minimums or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

     Call 1.800.551.5849.

BY ONLINE ACCESS

     You will find us online at www.bergerfunds.com..

     FOR TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES / SPECIAL DOCUMENTATION" IN THE FOLLOWING SECTION FOR LIMITATIONS.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Call 1.800.551.5849 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES

     IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.


     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to The Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/special documentation" in the following section.)

     Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

     You will be charged $10 for a wire transfer. There is no charge for an electronic funds transfer.

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

EXCHANGING SHARES

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Berger Cash Account Trust Portfolios (the Berger CAT Portfolios). The Berger CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

When exchanging shares:

o Each account must be registered identically -- have the same signatures and addresses.

o The Fund or Berger CAT Portfolio into which you are exchanging must be legally eligible for sale in your state of residence.

o You may exchange out of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the Berger CAT Portfolios.

o    You may exchange by telephone, online access or mail.

o You are responsible for obtaining and reading the prospectus for the Fund or Berger CAT Portfolio into which you are exchanging.

o Exchanges result in the sale of one Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o It may take one business day or more for your money from a redemption of Fund shares to be invested in a Berger CAT Portfolio.

o Exchanges into any new Fund or Berger CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

o    Your request exceeds $100,000.

o You request that payment be made to a name other than the one on your account registration.

o You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

o    You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

o Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

o On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call 1.800.551.5849 or write to The Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

NET ASSET VALUE (NAV) -- YOUR PRICE

The price at which you buy, sell or exchange Fund shares is the NAV. The NAV for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE NAV NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the per share price and the dollar amount and number of shares bought or redeemed.
Exception: Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

You may request and receive share certificates. However, unless specifically requested, your account will be maintained on a book-entry basis without issuing share certificates to represent your shares. If you decide to hold share certificates, you must endorse your certificates and send them back to the Berger Funds when you sell your shares.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund may make two different kinds of distributions to you as a shareholder:

- Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.
- Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund whether you reinvest them in additional shares or receive them in cash. Shareholders not subject to tax on their income generally will not be required to pay any income tax on amounts distributed to them.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a Form 1099 for any distributions made to nonretirement accounts. This form will detail the tax status for federal income tax purposes of distributions made to you that year.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have appreciated in value.

TAX TREATMENT OF THE FUND

In general, as long as the Fund qualifies under certain federal tax laws, it will not be subject to federal income tax on income and capital gains that it distributes to its shareholders. The Fund intends to qualify under those laws. The Fund also intends to avoid an excise tax on undistributed income by making timely distributions.

ADDITIONAL TAX INFORMATION

You should also consult your own tax advisor, since this is only a summary and may not cover your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1.800.333.1001 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1.800.333.1001.

ORGANIZATION OF THE BERGER FUND FAMILY

FUND OVERSIGHT

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian. For more information about the Fund's trustees and officers, see the SAI.

FUND OPERATIONS AND EXPENSES

The following companies provide day-to-day investment management and administrative services to the Fund. Their fees are shown in the table below as a percentage of the Fund's average daily net assets.

BERGER ASSOCIATES (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for over 20 years. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. (KCSI). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund.


PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (53 West Jackson Boulevard, Suite 818, Chicago, IL 60604) serves as sub-advisor to the Berger Mid Cap Value Fund. PWM has also served as advisor or sub-advisor to the Berger Small Cap Value Fund since 1985. Thomas M. Perkins and Robert H. Perkins, as co-investment managers, are responsible for the day-to-day investment management of the Fund. Robert H. Perkins owns 49% of PWM and serves as its President and a director. Robert Perkins and Thomas Perkins are brothers. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and a director. As sub-advisor, PWM manages the Fund's investment operations.

--------------------------------------------------------------------------------------------
 FUND                         ADVISOR                SUB-ADVISOR         ADMINISTRATOR
                              (PAID BY FUND)         (PAID BY ADVISOR)   (PAID BY FUND)
--------------------------------------------------------------------------------------------
 BERGER MID CAP VALUE FUND    Berger Associates      PWM                 Berger Associates
                              0.75%                  0.75%(1)            0.01%
--------------------------------------------------------------------------------------------

(1) 0.75% of the first $50 million of average daily net assets of the Fund, 0.375% of the next $50 million and 0.20% of any amount in excess of $100 million, subject to a minimum of $400,000 per year for the first 2-1/2 years.


ADDITIONAL EXPENSE INFORMATION

12B-1 PLANS. The Fund has adopted a 12b-1 plan permitting it to pay certain costs of distributing its shares. Berger Associates is entitled to be paid a fee under each plan of 0.25% of the Fund's average daily net assets. The fee may be used for such things as:

-    marketing and promotional activities
- printing and distributing prospectuses and reports to prospective shareholders

-    printing and distributing Fund sales literature
- compensation to dealers and others who provide distribution and administrative services
-    support services (such as routine requests for information).

The Fund may be jointly promoted with other Berger Funds. Costs of joint promotions are allocated among the funds on the basis of net assets, unless otherwise directed by the trustees.

BROKERAGE COMMISSIONS. Fund portfolio brokerage is permitted to be placed through a broker-dealer that may be considered an affiliate of Berger Associates, but only when commissions paid to that broker-dealer are applied to reduce Fund expenses.

Sales of Fund shares by a broker-dealer and its recommendation that customers purchase Fund shares are factors that may be considered in the selection of broker-dealers to execute Fund portfolio transactions. In placing all portfolio business, the Fund's advisor or sub-advisor will seek best execution.

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. Turnover for the Fund is not expected to exceed 150%. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

OTHER SERVICE PROVIDERS

The following additional companies provide services to the Fund:

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc. (DST)
P.O. Box 419958
Kansas City, MO 64141
DST may be considered an affiliate of Berger Associates through common ownership by KCSI.


CUSTODIAN
Investors Fiduciary Trust Company (IFTC)
801 Pennsylvania
Kansas City, MO 64105


DISTRIBUTOR
Berger Distributors, Inc. (BDI)
210 University Blvd., Suite 900
Denver, CO 80206
BDI is not paid a fee for its services, but may be reimbursed by Berger Associates for its costs in distributing Fund shares. BDI is wholly owned by Berger Associates and certain Fund officers are also officers or directors of BDI.



THIRD PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

VOTING. The Fund does not hold annual shareholder meetings, but may hold special meetings for such matters as electing or removing board members or considering changes to fundamental policies, advisory contracts or 12b-1 fees. Shareholders of the Fund vote separately on matters relating only to the Fund. They vote together and along with the shareholders of any other series of the trust in the election of trustees and on all matters relating to the trust as a whole. Each full share of the Fund has one vote. The Fund's investment objective may be changed only with shareholder approval.

YEAR 2000. Mutual funds and businesses around the world depend on smooth functioning computer systems. Many of those systems need to be modified to distinguish the difference between the year 1900 and the year 2000. The adviser, distributor, shareholder servicing and transfer agent, custodian and certain other service providers to the Fund have reported that each expects to modify its systems, as necessary, prior to January 1, 2000, to address the so-called "year 2000 problem." However, there can be no assurance that the problems will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected.

[BACK COVER]




[LOGO]
BERGER
Together we can
move mountains (R)

The Statement of Additional Information (SAI), as it may be amended or supplemented from time to time, has been filed with the SEC and is incorporated by reference in its entirety into this prospectus (meaning it legally becomes a part of this prospectus). You may read or download the SAI, plus other information and material incorporated by reference in this prospectus, from the SEC's Internet Web site at www.sec.gov.

Shareholders with questions or who would like to receive a Prospectus on other Berger Funds should write to The Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1.800.551.5849 or contact us online at www.bergerfunds.com.

Prospectus printed on recycled paper.